Basis of Presentation and Summary of Significant Accounting Policies - Adoption of ASU (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Adoption of Accounting Standards Updates
Accumulated other comprehensive loss, net		$ (60,223)	$ 2,300	$ (36,148)
Retained earnings		3,478,650	$ 2,300	3,004,018
Other Finite-Lived Intangible Assets, Net		$ 796,702		$ 727,146
Accounting Standards Update 2016-02 | Restatement Adjustment
Adoption of Accounting Standards Updates
Operating Lease, Right-of-Use Asset	$ 195,000
Operating Lease, Liability	190,000
Other Finite-Lived Intangible Assets, Net	$ (2,100)